Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Assets Current [Abstract]
Prepaid expenses	$ 476	$ 78
Insurance claims	14	22
Other	167	204
Total	$ 657	$ 304